Leases - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Right of use asset, Beginning balance	$ 1,465	$ 1,799
Additions as a part business combinations	748
Amortization of right-of-use assets	(102)	(74)
Translation differences	(29)	(66)
Right of use asset, Ending balance	2,082	1,659
Lease liability, Beginning balance	1,679	1,975
Additions as a part business combinations	748
Interest expense	50	49
Payments	(136)	(95)
Translation differences	(23)	(86)
Lease liability, Ending balance	$ 2,318	$ 1,843